CONCENTRATIONS OF RISK (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
CONCENTRATIONS OF RISK
Schedule of Revenue of Production and Distribution of Major Customers
	Revenue
	September 30, 2025		September 30, 2024
	USD	%	USD	%

Customer A	$-	$-%	125,120	$100%
Customer B	$2,225	98%	-	-%

	Account Receivable
	September 30, 2025	June 30, 2025

Customer A*	$187,314	$187,314
Customer B	$-	$-

	Revenue
	June 30, 2025		June 30, 2024
	USD	%	USD	%

Customer A	$125,120	$94%	62,560	$64.8%
Customer B*	-	-	25,441	26.3%

	Account Receivable
	As of June 30,
	2025	2024

Customer A	$187,314	$62,560
Customer B*	$-	$25,441

Schedule of Revenue of Production and Distribution of Vendors
	Direct Costs
	September 30, 2025		September 30, 2024
	USD	%	USD	%

Vendor A	$-	$-%	8,880	18%

	Account Payable
	September 30, 2025	June 30, 2025

Vendor A	$4,400	$8,800

	Direct Costs
	June 30, 2025		June 30, 2024
	USD	%	USD	%

Vendor A	$-	$-%	118,621	45%
Vendor B	$-	$-%	135,200	51%
Vendor C	$8,800	$14%	-	-%

	Account Payable
	As of June 30,
	2025	2024

Vendor A	$-	$118,621
Vendor B	$-	$-
Vendor C	$8,800	$-